Summary Prospectus	March 1, 2014

Share class (Symbol): A (LGGAX), C (LMGTX), FI (LMGFX), R (LMGRX), R1 (—), I (LMGNX)

CLEARBRIDGE

GLOBAL GROWTH TRUST

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling the fund at 1-877-721-1926 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus, dated March 1, 2014, as may be amended or supplemented, the fund’s statement of additional information, dated March 1, 2014, as may be amended or supplemented, and the independent registered public accounting firm’s report and consolidated financial statements in the fund’s annual report to shareholders, dated October 31, 2013, are incorporated by reference into this Summary Prospectus.

Investment objective

Long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 17 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 37 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Management fees	0.70	0.70	0.70	0.70	0.70	0.70
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None
Other expenses[3]	0.38	0.37	0.32	0.65	0.39[2]	0.36
Total annual fund operating expenses	1.33	2.07	1.27	1.85	2.09	1.06
Fees waived and/or expenses reimbursed[3]	(0.18)	(0.17)	(0.12)	(0.45)	(0.19)	(0.16)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.90

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[2]	“Other expenses” for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.90%, 1.15%, 1.40%, 1.90% and 0.90% for Class A, C, FI, R, R1 and I shares, respectively, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ (“Board”) consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. For the year ended October 31, 2013, amounts recaptured totaled 0.03% and 0.02% for Class A and Class C shares, respectively, and these amounts are reflected in Other expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

—	You invest $10,000 in the fund for the time periods indicated
—	Your investment has a 5% return each year and the fund’s operating expenses remain the same
—	You reinvest all distributions and dividends without a sales charge

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	955	1,245	2,070
Class C (with redemption at end of period)	293	633	1,098	2,387
Class C (without redemption at end of period)	193	633	1,098	2,387
Class FI (with or without redemption at end of period)	117	390	685	1,523
Class R (with or without redemption at end of period)	143	539	960	2,133
Class R1 (with or without redemption at end of period)	193	637	1,107	2,406
Class I (with or without redemption at end of period)	92	322	570	1,280

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies

The fund normally invests primarily in common stocks of U.S. and foreign companies that, in the portfolio managers’ opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio managers’ assessment of their intrinsic value. Intrinsic value, according to the portfolio managers, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Any income realized will be incidental to the fund’s objective. The fund may invest in companies of any size located throughout the world, including companies located, or with substantial operations, in emerging markets. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the U.S. The fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a

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company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the manager, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform

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large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the manager’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. The market price of the equity security underlying a convertible security may be volatile. When the market price decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such an equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk.

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Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. The fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds”.

Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

These risks are discussed in more detail later in the fund’s Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Effective July 2, 2012, the fund changed its benchmark from the S&P 500 Index to the MSCI All Country World Index (MSCI ACWI). The MSCI ACWI is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The portfolio manager believes the MSCI ACWI better reflects the full breadth of the fund’s global investment mandate. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

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The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best quarter (ended 06/30/2009): 19.49    Worst quarter (ended 12/31/2008): (32.55)

Average annual total returns (%)
(for periods ended December 31, 2013)
Class C	1 year	5 years	10 years	Since inception	Inception date
Return before taxes	26.77	18.19	1.42
Return after taxes on distributions	26.77	18.19	1.23
Return after taxes on distributions and sale of fund shares	15.15	14.81	1.12
Other Classes (Return before taxes only)
Class A1	21.30	N/A	N/A	19.19	2/3/09
Class FI1	28.71	19.08	N/A	2.37	1/29/04
Class R1	28.40	18.78	N/A	0.99	12/28/06
Class I1	29.02	19.41	N/A	2.55	3/4/04
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	22.80	14.92	7.17

[1]	For the period February 3, 2009 (commencement of operations of Class A) to December 31, 2013, the period January 29, 2004 (commencement of operations of Class FI) to December 31, 2013, the period December 28, 2006 (commencement of operations of Class R) to December 31, 2013 and the period March 4, 2004 (commencement of operations of Class I) to December 31, 2013, the average annual total return of the MSCI All Country World Index was 17.22%, 7.02%, 3.71% and 6.85%, respectively.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

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Management

Investment manager: ClearBridge, LLC (formerly known as Legg Mason Capital Management, LLC) (“ClearBridge”)

Portfolio managers: Gibboney Huske, CFA, is a portfolio manager for the fund and has day-to-day responsibility for managing the fund’s portfolio. Ms. Huske is Managing Director and a Portfolio Manager at ClearBridge and has been a portfolio manager for the fund since 2012.

Elisa Mazen is a portfolio manager for the fund and has day-to-day responsibility for managing the fund’s portfolio. Ms. Mazen is Managing Director and Portfolio Manager at ClearBridge Investments and has been responsible for the day-to-day portfolio management of the fund since 2013.

ClearBridge Investments consists of ClearBridge Investments, LLC and ClearBridge, LLC.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class AT	Class CT	Class FI	Class R	Class R1[1]	Class I
General	1,000/ 50	1,000/ 50	N/A	N/A	N/A	1 million/ None*
Uniform Gifts or Transfers to Minor Accounts	1,000/ 50	1,000/ 50	N/A	N/A	N/A	1 million/ None*
IRAs	250/ 50	250/ 50	N/A	N/A	N/A	1 million/ None*
SIMPLE IRAs	None/ None	None/ None	N/A	N/A	N/A	1 million/ None*
Systematic Investment Plans	50/ 50	50/ 50	N/A	N/A	N/A	1 million/ None*
Clients of Eligible Financial Intermediaries	None/ None	N/A	None/ None	None/ None	N/A	None/ None
Eligible Investment Programs	None/ None	N/A	None/ None	None/ None	N/A	None/ None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/ None	None/ None	None/ None	None/ None	N/A	None/ None
Other Retirement Plans	None/ None	None/ None	N/A	N/A	N/A	1 million/ None*
Institutional Investors	1,000/ 50	1,000/ 50	N/A	N/A	N/A	1 million/ None

[1]	Class R1 shares are closed to all new purchases and incoming exchanges.
*	Available to investors investing directly with the fund.
T	Individual investors, other than individual investors who invest through a financial intermediary with a direct transfer agency relationship with the fund, may buy Class A and Class C shares.

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Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain, except where your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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LMF-091SP 03/14